Authorization And Basis Of Preparation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Basis Of Preparation [Line Items]
Employee benefits provision	32.00%	35.00%